TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11:-TAXES ON INCOME

a.The Israeli corporate tax rate and real capital gains tax was 23% in 2020, 2019 and 2018.

The Company’s subsidiaries which were incorporated in the U.S. were subject to federal tax rate of 21% in 2020, 2019 and 2018.

b.In accordance with the Israeli tax laws, tax returns of the Company submitted up to and including the 2015 tax year can be regarded as final.

The Company’s subsidiaries did not receive final tax assessments since their incorporation.

c.Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an “Industrial Company” under the Law for the Encouragement of Industry (Taxes), 1969 (the “Industrial Encouragement Law”). The Industrial Encouragement Law defines an “Industrial Company” as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production.

The principal benefit from the above law is the deduction of expenses in connection with a public offering. Also, under the industrial Encouragement Law an “Industrial Company” is entitled to special rates of depreciation for industrial equipment and in addition to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes and an accelerated depreciation rate on equipment.

Eligibility for the benefits under the Industry Encouragement Law is not subject to receipt of prior approval from any governmental authority.

d.As of December 31, 2020, the net operating tax loss carry-forward relating to the Company in Israel amounted to approximately $64,109, not including a carry-forward capital loss amounting to approximately $4,090. Carry-forward losses in Israel may be carried forward indefinitely and may be offset against future taxable income.

F - 34

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 11:-TAXES ON INCOME (Cont.)

As of December 31, 2020, the U.S. subsidiaries have U.S. federal carry-forward tax losses of approximately $3,750.

As the Company believes that it is more likely than not that the deferred tax assets in respect of these carry-forward losses will not be utilized, the Company recorded a full valuation allowance for the entire balance of the deferred tax asset relating to the carry-forward losses.

e.The main reconciling items between the statutory tax rate of the Company and the effective tax rate is the valuation allowance recorded in respect of the deferred tax assets relating to net operating loss carry-forward and other temporary differences due to the uncertainty of the realization of such tax assets.

Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2020	2019

Net operating loss carry-forward	$14,745	$15,373
Capital loss carry-forward	941	883
Allowances and reserve	455	401

Total deferred tax assets before valuation allowance	16,141	16,657
Valuation allowance	(16,141)	(16,657)

Net deferred tax assets	$-	$-

As of December 31, 2020 and 2019, the Company has provided valuation allowances in respect of deferred tax assets resulting from the tax loss carry-forward and other temporary differences, since it has a history of operating losses and the current uncertainty concerning its ability to realize these deferred tax assets in the future.

The Company accounts for its income tax uncertainties in accordance with ASC 740, which clarifies the accounting for uncertainties in income taxes recognized in a company’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

As of December 31, 2020 and 2019, there were no unrecognized tax benefits that if recognized would affect the annual effective tax rate.